Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
Year ended December 31,
	2018	2017	2016
Current tax	$-	$-	$-
Deferred tax	-	-	-
Provision for income taxes, net	$-	$-	$-

Schedule of reconciliation of the theoretical tax expenses
	Year ended December 31,
	2018	2017	2016
Loss before taxes	$4,242	$2,503	$2,878
Statutory tax rate	23%	24%	25%
Tax benefit	976	601	719
Permanent differences	(237)	(30)	(28)
Valuation allowance	(778)	(501)	(652)
Differences in tax rate	-	(36)	(65)
Translation differences	39	(34)	26
Tax expenses	$-	$-	$-

Schedule of deferred tax liabilities and assets

	Year ended December 31,
	2018		2017		2016
Tax assets in respect of:	$		$		$
Accrued employees benefits		31		18		17
Research and development expenses		615		379		414
Net loss carry forward		2,771		2,242		1,707
Total deferred tax assets		3,417		2,639		2,138
Less - valuation allowance		(3,417)		(2,639)		(2,138)
Deferred tax assets		$-		$-		$-